Equity	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Equity

Note 9. Equity

a. Stock-based compensation plans

Stock-based compensation expense for stock options and equity classified RSUs were allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
	U.S. $ in thousands
Cost of sales	$739	$1,282	$4,369	$3,228
Research and development, net	985	1,098	4,359	2,921
Selling, general and administrative	3,112	5,217	15,432	15,262
Total stock-based compensation expenses	$4,836	$7,597	$24,160	$21,411

A summary of the Company's stock option activity for the nine months ended September 30, 2015 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2015	1,719,241	$43.89
Granted	736,474	35.58
Exercised	(125,193)	18.79
Forfeited	(69,192)	72.20
Options outstanding as of September 30, 2015	2,261,330	$41.71
Options exercisable as of September 30, 2015	1,039,934	$31.00

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the nine-month period ended September 30, 2015 was $16.30 per option.

During the nine-month periods ended September 30, 2015 and 2014, the Company issued 125,193 and 532,547 shares, respectively, upon the exercise of stock options. These stock options exercises resulted in an increase in the Company's shareholders' equity of $2.4 million and $7.6 million for the nine-month periods ended September 30, 2015 and 2014, respectively.

As of September 30, 2015, the unrecognized compensation cost related to all unvested stock options of $30.0 million is expected to be recognized as an expense over a weighted-average period of 2.6 years.

A summary of the Company's RSUs activity for the nine months ended September 30, 2015 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2015	667,498	$94.19
Granted	158,861	48.13
Forfeited	(123,858)	92.11
Vested	(84,818)	97.37
Unvested RSUs outstanding as of September 30, 2015	617,683	$83.95

During the nine-month periods ended September 30, 2015 and 2014, the Company granted RSUs for 158,861 and 115,129 ordinary shares of the Company, respectively. The fair value of RSUs is determined based on the quoted price of the Company's ordinary shares on the date of the grant.

As of September 30, 2015, the unrecognized compensation cost related to all unvested equity classified RSUs of $37.1 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 2.9 years.

b. Accumulated other comprehensive loss

The following table presents the changes in the components of accumulated other comprehensive loss, net of taxes for the nine months ended September 30, 2015 and 2014:

	Nine months ended September 30, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(411)	(6,216)	(6,627)
Amounts reclassified from accumulated
other comprehensive loss	1,575	-	1,575
Other comprehensive income (loss)	1,164	(6,216)	(5,052)
Balance as of September 30, 2015	$(79)	$(8,620)	$(8,699)

	Nine months ended September 30, 2014
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Other	Total
	U.S. $ in thousands
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive loss before
reclassifications	(1,037)	(2,325)	-	(3,362)
Amounts reclassified from accumulated
other comprehensive income (loss)	(68)	-	167	99
Other comprehensive income (loss)	(1,105)	(2,325)	167	(3,263)
Balance as of September 30, 2014	$(952)	$(403)	$-	$(1,355)

Amounts reclassified from accumulated other comprehensive loss to earnings were $0.3 million and $1.6 million for the three and nine months ended September 30, 2015.

Realized gains and losses on cash flow hedges were reclassified primarily to research and development, net and selling and general and administrative expenses. Other reclassifications from accumulated other comprehensive loss were reclassified to financial expense, net.